Non-operating income (Tables)	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Non-Operating Income - Schedule of Non-Operating Income

Non-operating income consisted of the following:

	Unaudited 6 months ended June 30,
USD'000	2025	2024
Foreign exchange gain	1,203	204
Interest income	1,611	254
Other	—	7
Total non-operating income	2,814	465